Accounts payable and accrued liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities include the following:

	September 30,	December 31,
	2019	2018
Accounts payable	$373,775	$366,917
Accrued compensation	279,607	223,481
Accrued professional fees and research costs	289,885	185,992
Accrued franchise and excise taxes	91,665	23,678
Accrued construction costs	67,171	13,716
Accrued other	518	11,116
Accounts payable and accrued liabilities	$1,102,621	$824,900

Accounts payable and accrued liabilities
Accounts payable and accrued liabilities include the following at December 31, 2018 and 2017:

	2018	2017
Accounts payable	$366,917	$1,089,919
Accrued payroll including vacation	223,481	364,368
Accrued professional fees and contract services	185,992	443,178
Accrued taxes	23,678	240,880
Accrued construction costs	13,716	509,950
Accrued other	31,539	18,560
Accounts payable and accrued liabilities	$845,323	$2,666,855